Inventories (Tables)	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
Schedule of Inventories

LakeShore Group’s inventories consist of the following:

	As of March 31,
	2024	2025	2025
	(RMB)	(RMB)	(US$)
Raw materials	68,613,919	36,617,473	$5,101,205
Work in progress	49,083,445	58,114,028	8,095,905
Finished goods	153,879,476	163,931,228	22,837,374
Allowance for inventories	(68,154,238)	(31,070,837)	(4,328,500)
Inventories	203,422,602	227,591,892	$31,705,984